Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the period.

Diluted earnings per share is calculated to give effect to equity Awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net income (loss) attributable to Telesat Corporation Shares	$(165,782)	$20,996	$(211,277)	$5,458
Effect of diluted securities	—	1,860	—	420
Diluted net income (loss) attributable to Telesat Corporation Shares	$(165,782)	$22,856	$(211,277)	$5,878

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Basic total weighted average number of Telesat Corporation Shares outstanding	15,219,358	14,684,485	14,915,651	14,503,290
Effect of diluted securities
Stock options	—	341,237	—	352,789
RSUs	—	774,036	—	775,331
DSUs	—	205,344	—	202,875
PSUs	—	557,338	—	493,871
Diluted total weighted average number of Telesat Corporation Shares outstanding	15,219,358	16,562,440	14,915,651	16,328,156

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.